FINANCIAL INSTRUMENTS CLASSIFICATION (Tables)	12 Months Ended
Dec. 31, 2021
FINANCIAL INSTRUMENTS CLASSIFICATION [Abstract]
Carrying Amounts of Financial Assets and Liabilities
The table below shows the carrying amounts of the financial assets and liabilities captions in the consolidated statement of financial position, by categories as defined under IFRS 9 as of December 31,2021 and 2020:

	2021						2020
	Financial assets and liabilities at fair value through profit or loss		Financial assets at fair value through other comprehensive income				Financial assets and liabilities at fair value through profit or loss		Financial assets at fair value through other comprehensive income
	Investments and hedges	Investments designated at inception	Investments	Investments designated at inception	Financial assets and liabilities measured at amortized cost	Total	Investments and hedges	Investments designated at inception	Investments	Investments designated at inception	Financial assets and liabilities measured at amortized cost	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Assets

Cash and due from banks	–	–	–	–	39,320,740	39,320,740	–	–	–	–	36,752,994	36,752,994
Guarantee funds, reverse repurchase agreements and securities borrowings	–	–	–	–	1,766,948	1,766,948	–	–	–	–	2,394,302	2,394,302
At fair value through profit or loss	5,928,497	–	–	–	–	5,928,497	6,467,471	–	–	–	–	6,467,471
Investments at fair value through other comprehensive income, Note 6(b)	–	–	34,380,552	377,891	–	34,758,443	–	–	43,241,339	502,550	–	43,743,889
Amortized cost investments	–	–	–	–	8,265,559	8,265,559	–	–	–	–	4,962,382	4,962,382
Loans, net	–	–	–	–	139,120,104	139,120,104	–	–	–	–	127,761,125	127,761,125
Financial assets designated at fair value through profit or loss	–	974,664	–	–	–	974,664	–	823,270	–	–	–	823,270
Premiums and other policies receivable	–	–	–	–	921,103	921,103	–	–	–	–	937,223	937,223
Accounts receivable from reinsurers and coinsurers	–	–	–	–	1,198,379	1,198,379	–	–	–	–	919,419	919,419
Due from customers on acceptances	–	–	–	–	532,404	532,404	–	–	–	–	455,343	455,343
Other assets, Note 13(a)	1,661,628	–	–	–	1,797,134	3,458,762	1,214,497	–	–	–	1,823,556	3,038,053
	7,590,125	974,664	34,380,552	377,891	192,922,371	236,245,603	7,681,968	823,270	43,241,339	502,550	176,006,344	228,255,471

Liabilities

Deposits and obligations	–	–	–	–	150,340,862	150,340,862	–	–	–	–	142,365,502	142,365,502
Payables from repurchase agreements and securities lending	–	–	–	–	22,013,866	22,013,866	–	–	–	–	27,923,617	27,923,617
Due to banks and correspondents	–	–	–	–	7,212,946	7,212,946	–	–	–	–	5,978,257	5,978,257
Bankers’ acceptances outstanding	–	–	–	–	532,404	532,404	–	–	–	–	455,343	455,343
Accounts payable to reinsurers and coinsurers	–	–	–	–	463,825	463,825	–	–	–	–	338,446	338,446
Lease liabilities	–	–	–	–	655,294	655,294	–	–	–	–	750,578	750,578
Financial liabilities at fair value through profit or loss	325,571	–	–	–	–	325,571	561,602	–	–	–	–	561,602
Bonds and notes issued	–	–	–	–	17,078,829	17,078,829	–	–	–	–	16,319,407	16,319,407
Other liabilities, Note 13(a)	1,524,761	–	–	–	3,833,434	5,358,195	1,205,213	–	–	–	3,273,754	4,478,967
	1,850,332	–	–	–	202,131,460	203,981,792	1,766,815	–	–	–	197,404,904	199,171,719